Common Stock And Additional Paid-in Capital - Issuance of Series A Preferred Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	6 Months Ended
	Dec. 31, 2011	Jul. 15, 2009 Acquisition of 25% of Ocean rig UDW capital stock
Issuance of preferred stock, shares		52,238,806
Conversion Premium		127.50%
Conversion Of Preferred Stock	40,971,612
Optional Conversion Rate		0.7
Stock Issued During Period ,Value, Acquisitions		$ 280,000
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable		268,000
Business Acquisition, Cost of Acquired Entity, Purchase Price		318,000
Business Acquisition, Cost of Acquired Entity, Cash Paid		$ 50,000
Preferred Stock, Dividend Rate, Percentage		6.75%
Conversion of Stock, Shares Converted	6,532,979
Stock Issued During Period, Shares, Conversion Of Convertibl Securities	5,123,905